Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events from the Balance Sheet date through May 27, 2026, the date at which the consolidated financial statements were available to be issued.

Bridge Secured Credit Facility

On April 27, 2026, ICON Global Treasury Unlimited Company (the “Bridge Facility Borrower”) entered into a bridge facility credit agreement for an aggregate principal amount of $500 million (the "Bridge Secured Credit Facility"). The proceeds of the Bridge Secured Credit Facility may be used to discharge and repay in full $500 million aggregate principal amount of 2.875% Senior Secured Notes (the “2026 Notes”) issued by a subsidiary of the Group in July 2021. The Bridge Secured Credit Facility will mature on April 26, 2027.

The Borrowings under the Bridge Secured Credit Facility do not amortize and are due at final maturity. The interest rate margin applicable to borrowings under the Bridge Secured Credit Facility is USD Term SOFR plus a fixed calendared applicable margin ranging from 1.00% to 2.25%. At April 30, 2026, the applicable margin was 1.00%.

The Bridge Facility Borrower’s obligations under the Bridge Secured Credit Facility are guaranteed by ICON and the subsidiary guarantors party thereto. The Bridge Secured Credit Facility is secured by a lien on substantially all of the assets (subject to certain exceptions) of ICON, the Bridge Facility Borrower and each of the subsidiary guarantors, and the Bridge Secured Credit Facility will have a first-priority lien on such assets which will rank pari passu with the lien securing ICON’s other first lien secured indebtedness and is subject to other permitted liens. The Company is permitted to make voluntary prepayments under the Bridge Secured Credit Facility without premium or penalty (subject to customary break funding payments).

The Bridge Secured Credit Facility contains customary negative covenants, including, but not limited to, restrictions on the ability of ICON and its subsidiaries to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates.

The Bridge Secured Credit Facility provides that, upon the occurrence of certain events of default, the obligations under the credit agreement may be accelerated. Such events of default will include payment defaults to the lenders thereunder, material inaccuracies of representations and warranties, covenant defaults, cross-defaults to other material indebtedness, voluntary and involuntary bankruptcy proceedings, material money judgments, material pension-plan events, change of control and other customary events of default.
Disposal of Symphony Health Solutions Corporation

On May 8, 2026, ICON completed the disposition of Symphony Health Solutions Corporation ("Symphony") pursuant to a merger agreement, by and among HealthVerity, Inc. ("HealthVerity"), Symphony, Pharmaceutical Research Associates, Inc. and HealthVerity Merger Sub, Inc. ("HV Merger Sub"), a wholly owned subsidiary of HealthVerity. Pursuant to the merger agreement, HV Merger Sub merged with and into Symphony, with Symphony surviving the merger as a wholly owned subsidiary of HealthVerity. The consideration payable by HealthVerity in connection with the merger consisted of shares of stock in HealthVerity, subject to customary adjustments as set forth in the merger agreement. In connection with the merger, ICON also purchased additional shares of stock in HealthVerity for an aggregate purchase price of $37.5 million. As a result, ICON holds a minority equity interest in HealthVerity. As of May 8, 2026, the Company’s investment in HealthVerity has been recorded at a carrying value of $nil.

Waivers to the debt agreements

On April 27, 2026, the parties (senior secured revolving loan facility parties only) to the Credit Agreement entered into a Consent to Credit Agreement pursuant to which the lenders agreed to provide a limited and temporary waiver of the requirement to deliver certain financial statements under the senior secured revolving credit facility. The waiver applied solely for the specified consent period ending May 31, 2026.

On May 18, 2026, the Company launched a consent and waiver to the Credit Agreement in order to request that the requisite lenders thereunder agree to (i) waive the technical default caused by the Company’s late delivery of annual financial statements for the fiscal year ending December 31, 2025, (ii) provide an extension of the delivery of the Company’s annual financial statements for the fiscal year ending December 31, 2025 to July 16, 2026 and (iii) provide an extension of the delivery of the Company’s quarterly financial statements for the fiscal quarter ending March 31, 2026 to July 31, 2026. Consent to the waiver was received on May 22, 2026.

The Company has determined that there are no other items to disclose.